PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Mar. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2025	2024
	US$’000	US$’000
Current assets
Prepayment	9,300	12,682
Less: provision for allowance	(1,236)	(1,335)
	8,064	11,347
Notes receivable	58	1,073
Other receivables	2,460	3,551
	10,582	15,971
Non-current assets
Prepayment	2,698	2,730

Prepayments classified in current assets represent advance payments made for raw materials and for property, plant, and equipment.

Prepayment classified in non-current assets is the amount representing the down payment paid for one sewerage engineering project for the processing segment to improve the sewage water discharge process so as to comply with the stringent environmental laws. This was incurred in the ordinary course of business on normal commercial terms. Upon completion of the project, the amount will be charged to the profit and loss, thus the recoverability assessment is not applicable.